Bank Loans and Notes Payable - Summary of Interest Expense (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 6,760			$ 6,377		$ 5,694
Capitalized interest	(5)			(10)		(32)
Finance charges for employee benefits	373			317		282
Derivative instruments	2,649			4,339		3,519
Finance operating charges	47			69		183
Total	$ 9,825	$ 500		$ 11,092	[2]	$ 9,646

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1